OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Beginning Period Right Of Use Of Assets		$ 62,208	$ 82,384
Amortization	$ (15,132)		(20,176)
Ending period Right Of Use Of Assets		$ 47,076	$ 62,208